NOTE 6 - NOTES PAYABLE	Mar. 31, 2023
March 31, 2023
NOTE 6 - NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

As of March 31, 2023, the Company had the following:

Unsecured debt with a principal amount of $866 with shareholders of the Company, no due date, 0% interest,	866
Unsecured debt with a principal amount of $330,000, due 8/20/24, 10% interest, Late fee of the greater of $500 or 1% of the amount of the late payment, plus accrued and unpaid interest.	330,000

TOTAL	$ 330,866

As of March 31, 2023, the Company has an outstanding total of $14,214 in interest accrued for the above notes.

December 31, 2022
NOTE 6 - NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

As of December 31, 2022, the Company had the following:

Unsecured debt with a principal amount of $866 with shareholders of the Company, no due date, 0% interest,	866
Unsecured debt with a principal amount of $200,000, due 2/15/23, 10% interest, default interest at 16%.	75,370
Secured debt with a principal amount of $200,000, due 10/7/23, 12.99% interest, default interest at 14.99%.	200,000

TOTAL	$ 276,236

As of December 31, 2022, the Company has an outstanding total of $2,713 in interest accrued for the above notes.